Long-term debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt, By Current and Noncurrent [Abstract]
Long-term debt
4.	Long-term debt

	2011	2010

Term loan	$-	$2,984

Less: current portion	-	-
	$-	$2,984

On September 1, 2009, the Company agreed to a three year extension of the remaining HK$51,500,000 (equivalent to $6,741,000 at December 31, 2011) loan facility from a company formerly under common control. The loan was denominated in the amounts of HK$21,125,000 (equivalent to $2,765,000 at December 31, 2011) and US$3,878,000 (equivalent to $3,944,000 at December 31, 2011) and was unsecured and bore interest at 6.25%. The Company repaid HK$21,125,000 ($2,820,000) and US$878,000 ($892,000) during the year ended December 31, 2010 and repaid US$3,000,000 ($2,950,000) during the year ended December 31, 2011 settling the loan facility in full.

[1]

[1]	Stated in Canadian dollars except tabular amounts in thousands of Canadian dollars